Capital Stock (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Share-Based Compensation Expense
The Company recognized the following share-based compensation expense during the three months ended June 30, 2024 and 2023:

	Three Months Ended June 30,
	2024	2023
	(Amounts in millions)
Compensation Expense:
Stock options	$0.2	$0.5
Restricted share units and other share-based compensation	8.0	7.4
Share appreciation rights	0.2	0.1

Total Lionsgate Studios employee share-based compensation expense	8.4	8.0
Corporate allocation of share-based compensation	4.2	3.7

	12.6	11.7
Impact of accelerated vesting on equity awards (1)	—	0.5

Total share-based compensation expense	$12.6	$12.2

(1)	Represents the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements prior to the Separation.

Share-based compensation expense, by expense category, consisted of the following:

	Three Months Ended June 30,
	2024	2023
	(Amounts in millions)
Share-Based Compensation Expense:
General and administration	$12.6	$11.7
Restructuring and other	—	0.5

	$12.6	$12.2

The Company recognized the following share-based compensation expense during the years ended March 31, 2024, 2023 and 2022:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Compensation Expense:
Stock options	$1.7	$2.3	$9.6
Restricted share units and other share-based compensation	37.7	39.3	38.6
Share appreciation rights	0.4	0.9	2.4

Total Studio employee share-based compensation expense	39.8	42.5	50.6
Corporate allocation of share-based compensation	15.0	26.7	19.6

	54.8	69.2	70.2
Impact of accelerated vesting on equity awards (1)	7.7	4.2	—

Total share-based compensation expense	62.5	73.4	70.2

Tax impact (2)	(15.1)	(17.8)	(16.7)

Reduction in net income	$47.4	$55.6	$53.5

(1)	Represents the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.
(2)	Represents the income tax benefit recognized in the statements of operations for share-based compensation arrangements prior to the effects of changes in the valuation allowance.

Schedule of Stock Option, SARs, Restricted Stock and Restricted Share Unit Activity
The following table sets forth the stock option, share appreciation rights (“SARs”), restricted stock and restricted share unit activity at Lionsgate for grants related directly to the Company employees and Lionsgate corporate and shared service employees during the three months ended June 30, 2024:

	Stock Options and SARs						Restricted Stock and Restricted Share Units
	Lions Gate Class A Voting Shares			Lions Gate Class B Non-Voting Shares			Lions Gate Class A Voting Shares		Lions Gate Class B Non-Voting Shares
	Number of Shares		Weighted -Average Exercise Price	Number of Shares		Weighted -Average Exercise Price	Number of Shares	Weighted- Average Grant- Date Fair Value	Number of Shares	Weighted- Average Grant- Date Fair Value
	(Number of shares in millions)
Outstanding at March 31, 2024	2.4		$22.96	17.1		$13.92	0.1	$9.27	9.8	$8.93
Granted	—		—	—		—	—	—	0.2	$7.95
Options exercised or restricted stock or RSUs vested	—		—	—	(1)	$7.13	—	—	(0.6)	$9.17
Forfeited or expired	—	(1)	$11.71	(2.0)		$14.55	—	—	(0.1)	$8.73

Outstanding at June 30, 2024	2.4		$23.00	15.1		$13.84	0.1	$9.27	9.3	$8.70

(1)	Represents less than 0.1 million shares.